STOCKHOLDERS' EQUITY	6 Months Ended	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2014
STOCKHOLDERS' EQUITY {1}
STOCKHOLDERS' EQUITY

6.    STOCKHOLDERS’ EQUITY

(a)   Share Capital

The Company is authorized to issue 500,000,000 shares of common stock with a par value of $0.001 and 100,000,000 preferred shares with a par value of $0.001. As of September 30, 2014, there were 19,000,000 shares of common stock and no shares of preferred stock issued and outstanding.

(b)   Issued and Outstanding Shares of Common Stock

	Number of Shares of Common Stock	Amount
Balance, March 14, 2014	-	$ -
Issued for cash at $0.001 per share	100	-
Issued for cash at $0.005 per share	19,000,000	95,000
Redeemed for cash at $0.001 per share	(100)	-
Balance, September 30, 2014	19,000,000	$ 95,000

On March 14, 2014, the Company issued 100 common founder shares at $0.001 per share for total cash of $0.10.

On April 1, 2014, the Company issued 19,000,000 shares of common stock at $0.005 per share for total cash of $95,000.

On June 26, 2014, the Company redeemed 100 common founder shares at $0.001 per share for total cash of $0.10.

(c)   Warrants

During the period from inception through September 30, 2014, the Company issued an aggregate of 780,000 share purchase warrants pursuant to finder’s fee agreements related to the issuance of the convertible notes (see Note 5).  Each warrant entitles the holder to purchase one share of common stock of the Company for $0.125 until April 30, 2016. The fair value of these warrants was determined to be nominal and it was estimated using the Black-Scholes Option Pricing Model and the following key assumptions: (1) risk free interest rate of 0.67%; (2) dividend yield of 0%; (3) expected volatility of 131.42%; (4) estimated market price of the Company’s common stock of $0.005; and (5) an expected life of the warrants of 2 years.

A summary of common stock warrant activity for the period from inception through September 30, 2014 is as follows:

	Number of	Weighted - Average
	warrants	Exercise Price
Outstanding at March 14, 2014 (inception)	-	$ -
Granted	780,000	0.125
Outstanding at September 30, 2014	780,000	$ 0.125

Warrants exercisable at September 30, 2014	780,000	$ 0.125

As of September 30, 2014, the weighted average remaining life of the outstanding warrants was 1.58 years and the intrinsic value was $0.

The Company evaluated its warrants under ASC 815 and determined that they do not qualify as derivative liabilities.

Stockholders' Equity .

Note 6 – Stockholders’ Equity

Common Stock

During August 2014, the Company issued 17,900 shares of common stock for consulting services valued at $8,950. The fair value of the common stock was estimated based upon the previous price at which the Company sold common stock for cash.

During September 2014, the Company issued 188,315 shares of common stock in exchange for the conversion of five convertible notes with $91,045 in combined principal and interest outstanding at the time of conversion.

Stock Options and Warrants

On August 19, 2014, the Company granted an aggregate of 206,672 stock options to two employees. The options vested immediately upon grant. Each option is exercisable into one share of common stock at an exercise price of $0.20 per share for a term of ten years. The aggregate fair value of the options was determined to be $86,134 using the Black-Scholes Option Pricing Model and the following assumptions: (1) risk free interest rate of 1.43%; (2) dividend yield of 0%; (3) volatility of 95.08%; (4) estimated market price of common stock of $0.50; and (5) an expected life of the options of 5.00 years.

On September 19, 2014, 200,958 previously granted common stock options were modified whereby a vesting performance condition was removed and the options were allowed to vest in full on September 19, 2014. The fair value of the modified options was determined to be $82,169 using the Black-Scholes Option Pricing Model and the following assumptions: (1) risk free interest rate of 1.43%; (2) dividend yield of 0%; (3) volatility of 94.19%; (4) estimated market price of common stock of $0.50; and (5) an expected life of the options of 4.50 years.

Aggregate option expenses for the nine months ended September 30, 2014 and 2013 were $232,109 and $497,926, respectively. As of September 30, 2014, there remains $76,495 that will be recognized over the remaining vesting period.

Transactions involving the Company’s stock options for the nine months ended September 30, 2014 are summarized as follows:

	Number of	Weighted - Average
	Options	Exercise Price
Outstanding at December 31, 2013	1,737,866	$ 0.20
Granted	206,672	0.20
Outstanding at September 30, 2014	1,944,538	$ 0.20

Options exercisable at December 31, 2013	1,209,215	$ 0.20
Options exercisable at September 30, 2014	1,778,048	0.20

As of September 30, 2014, the weighted average remaining life of the options was 9.07 years and the intrinsic value was $533,238. The weighted average grant date fair value of the options granted during 2014 was $0.42.

On April 11, 2014 the Company issued 300,000 warrants, each exercisable into one share of common stock at an exercise price of $0.20 per share for a term of three years to Tice Capital, LLC. The aggregate fair value of the warrants was determined to be $114,168 using the Black-Scholes Option Pricing Model and the following assumptions: (1) risk free interest rate of 1.43%; (2) dividend yield of 0%; (3) volatility of 93.28%; (4) estimated market price of common stock of $0.50; and (5) an expected life of the warrants of 3 years. The fair value of $114,168 was expensed in full during the nine months ended September 30, 2014.

Transactions involving the Company’s warrants for the nine months ended September 30, 2014 are summarized as follows:

	Number of	Weighted - Average
	Warrants	Exercise Price
Outstanding at December 31, 2013	1,226,622	$ 0.28
Granted	300,000	0.20
Outstanding at September 30, 2014	1,526,622	$ 0.27

Warrants exercisable at December 31, 2013	1,226,622	$ 0.28
Warrants exercisable at September 30, 2014	1,526,622	0.27

As of September 30, 2014, the weighted average remaining life of the warrants was 8.04 years and the intrinsic value was $173,419. The weighted average grant date fair value of the warrants granted during 2014 was $0.38.

The Company evaluated its warrants under ASC 815 and determined that they do not qualify as derivative liabilities.